Write-Downs of Long-Lived Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 26,742	¥ 21,053	¥ 20,246
Write-downs of long-lived assets	23,421	17,896	15,167
Office Building
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	3,582	923	605
Number of impaired assets	2	2	3
Impairment loss due to change in use	4,109
Office Building Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	1,445	1,055	1,055
Number of impaired assets	5	14	17
Condominiums Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	988	1,142	1,108
Number of impaired assets	1	13	25
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses		3,853	269
Number of impaired assets		4	5
Commercial Facilities Other Than Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	2,976	1,582
Number of impaired assets	2	2
Commercial Facilities Other Than Office Buildings Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	137	442	385
Number of impaired assets	1	4	7
Land Undeveloped Or Under Construction Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	713	608	2,220
Land Undeveloped Or Under Construction
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	3,787	6,818	6,983
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	9,005	4,630	7,621
Building used for training facility in facilities operation business
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	5,052
Information-related equipment in rental operation
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 1,292